ACQUISITIONS (Details)	Dec. 31, 2020 USD ($)
GENERAL (Details Narrative)
Additional paid-in-capital	$ 6,000
Common stock, based on par value of $0.0001	(5,000)
Preferred stock, based on par value of $0.0001	$ (1,000)